CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities attributable to continuing operations:
Net earnings from continuing operations	$ 587,679	$ 517,340	$ 461,053
Adjustments to reconcile net earnings from continuing operations to net cash provided by operating activities attributable to continuing operations:
Stock-based compensation expense	102,268	89,724	66,031
Depreciation	41,271	34,355	34,827
Amortization of intangibles	7,525	8,727	1,318
Deferred income taxes	15,384	(12,753)	(19,840)
Other adjustments, net	27,281	13,561	4,052
Changes in assets and liabilities
Accounts receivable	(24,213)	(17,861)	17,272
Other assets	(33,224)	(24,162)	(14,600)
Accounts payable and other liabilities	24,155	33,741	21,386
Income taxes payable and receivable	16,913	(4,161)	26,898
Deferred revenue	23,513	9,478	13,058
Net cash provided by operating activities attributable to continuing operations	788,552	647,989	611,455
Cash flows from investing activities attributable to continuing operations:
Net cash (used) acquired in business combinations	0	(3,759)	1,136
Capital expenditures	(42,376)	(39,035)	(31,397)
Purchases of investments	(9,115)	0	(3,800)
Net cash distribution related to Separation of IAC	(3,870,550)	0	0
Other, net	(90)	1,064	(4,143)
Net cash used in investing activities attributable to continuing operations	(3,922,131)	(41,730)	(38,204)
Cash flows from financing activities attributable to continuing operations:
Borrowings under the Credit Facility	20,000	40,000	260,000
Principal payment on Senior Notes	(400,000)	0	0
Principal payments on Credit Facility	(20,000)	(300,000)	0
Purchase of exchangeable note hedges	0	(303,428)	0
Proceeds from issuance of warrants	0	166,520	0
Debt issuance costs	(13,517)	(27,815)	(1,740)
Purchase of Former Match Group treasury stock	(132,868)	(216,353)	(133,455)
Dividends	0	0	(105,126)
Proceeds from stock offering	1,421,801	0	0
Proceeds from issuance of common stock pursuant to stock-based awards	155,402	0	12
Withholding taxes paid on behalf of employees on net settled stock-based awards	(211,958)	(203,177)	(207,720)
Purchase of noncontrolling interests	(15,827)	(1,650)	(9,980)
Other, net	(15,187)	(73)	(759)
Net cash provided by (used in) financing activities attributable to continuing operations	1,787,846	654,024	(198,768)
Total cash (used in) provided by continuing operations	(1,345,733)	1,260,283	374,483
Net cash provided by operating activities attributable to discontinued operations	13,630	289,949	376,672
Net cash used in investing activities attributable to discontinued operations	(963,420)	(287,798)	(135,235)
Net cash used in financing activities attributable to discontinued operations	(110,959)	(254,193)	(114,030)
Total cash (used in) provided by discontinued operations	(1,060,749)	(252,042)	127,407
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	5,426	(1,568)	(1,887)
Net (decrease) increase in cash, cash equivalents, and restricted cash	(2,401,056)	1,006,673	500,003
Cash, cash equivalents, and restricted cash at beginning of period	3,140,358	2,133,685	1,633,682
Cash, cash equivalents, and restricted cash at end of period	739,302	3,140,358	2,133,685
Senior Notes
Cash flows from financing activities attributable to continuing operations:
Proceeds from Senior Notes offerings	1,000,000	350,000	0
Exchangeable Senior Notes
Cash flows from financing activities attributable to continuing operations:
Proceeds from Senior Notes offerings	$ 0	$ 1,150,000	$ 0